Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Jun. 11, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Sep. 17, 2020	Jun. 15, 2020	Feb. 26, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Jun. 13, 2017	Nov. 01, 2016	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Ashmore Emerging Markets Total Return Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (load-waived)
Account Value	$ 9,523						$ 8,391	$ 7,517	$ 10,862	$ 10,686				$ 11,280	$ 10,364	$ 11,002			$ 10,076	$ 8,755	$ 9,605
Ashmore Emerging Markets Total Return Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (load-waived)
Account Value	$ 9,315.54411						8,208.31375	7,359.7519	10,721.03746	10,624.32102				11,309.44254	10,453.99851	11,190.04938			10,324.76	9,036.22896	10,000
Ashmore Emerging Markets Total Return Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)
Account Value	$ 1,013,894.806						892,213.938	796,357.146	1,150,074.43	1,128,468.09				1,188,388.485	1,088,220.744	1,153,784.79			1,054,380.513	913,526.08	1,000,000
Ashmore Emerging Markets Local Currency Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (load-waived)
Account Value	$ 9,293						8,580	7,653	9,304	9,223				9,761	8,620	9,315			8,719	7,761	9,602
Ashmore Emerging Markets Local Currency Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (load-waived)
Account Value	$ 9,122.50394						8,422.99272	7,512.92278	9,195.71226	9,195.71226				9,808.84394	8,716.04756	9,498.9605			8,956.75005	8,015.9686	10,000
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)
Account Value	$ 991,248.16						913,542.34	813,290.22	985,728.17	974,836.15				1,030,227.10	906,957.95	978,703.50			913,655.70	810,873.48	1,000,000.00
Ashmore Emerging Markets Corporate Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (load-waived)
Account Value	$ 11,789						10,402	9,308	13,167	12,562				12,449	11,603	11,904			10,261	9,086	9,603
Ashmore Emerging Markets Corporate Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (load-waived)
Account Value	$ 11,555.24077						10,195.4727	9,131.99666	13,009.32928	12,482.24333				12,476.38763	11,715.43218	12,109.18144			10,513.07817	9,386.40314	10,000
Ashmore Emerging Markets Corporate Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)
Account Value	$ 1,256,606.37						1,107,216.272	988,009.231	1,394,618.44	1,325,656.192				1,311,216.225	1,219,440.86	1,248,149.672			1,071,563.384	948,056.718	1,000,000
Ashmore Emerging Markets Short Duration Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (load-waived)
Account Value	$ 10,104						9,326	7,618	11,135	11,610				13,067	13,198	13,248			11,824	9,874	9,597
Ashmore Emerging Markets Short Duration Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (load-waived)
Account Value	$ 7,545.78085						7,006.97352	5,772.24154	8,531.36011	8,940.08558				10,154.34362	10,332.19882	10,460.59924	$ 10,000
Ashmore Emerging Markets Short Duration Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)
Account Value	$ 1,080,884.956						992,910.52	809,273.22	1,182,862.914	1,229,225.1				1,378,551.079	1,389,616.32	1,391,612.964			1,239,333.489	1,031,889.7	1,000,000
Ashmore Emerging Markets Active Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (load-waived)
Account Value	$ 13,575						10,671	9,910	14,907	13,050				12,255	11,067	12,107		$ 9,479
Ashmore Emerging Markets Active Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (load-waived)
Account Value	$ 13,511.87149						10,686.8853	9,997.84636	15,159.57471	13,367.49932				12,639.30648	11,502.67335	12,695.67915		10,000
Ashmore Emerging Markets Active Equity Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)
Account Value	$ 1,460,121.026						1,144,149.456	1,059,857.568	1,591,260.015	1,389,712.392				1,301,345.047	1,171,828.416	1,279,446.35		1,000,000
Ashmore Emerging Markets Small-Cap Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (load-waived)
Account Value	$ 16,160						12,741	11,632	17,458	12,523				10,073	9,135	11,557			9,416	8,496	9,473
Ashmore Emerging Markets Small-Cap Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (load-waived)
Account Value	$ 16,096.1027						12,690.84225	11,586.29025	17,531.2534	12,649.1322				10,230.26306	9,342.60466	11,919.9893			9,788.10285	8,897.6328	10,000
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)
Account Value	$ 1,750,345.172						1,377,227.244	1,253,679.042	1,877,059.046	1,343,868.207				1,078,693.367	975,983.04	1,229,184.014			1,001,812.996	900,871.972	1,000,000
Ashmore Emerging Markets Frontier Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (load-waived)
Account Value	$ 13,961						10,360	10,435	12,411	8,607				9,722	9,121	10,786			8,458	8,182	9,479
Ashmore Emerging Markets Frontier Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (load-waived)
Account Value	$ 13,810.41144						10,248.88938	10,322.86948	12,374.53425	8,645.60488				9,838.6548	9,293.01615	11,103.24814			8,772.41238	8,549.49595	10,000
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)
Account Value	$ 1,516,620						1,122,531.4	1,127,310.016	1,338,589.153	926,345.8				1,042,855.808	974,873.774	1,148,410.424			898,118.706	867,066.288	1,000,000
Ashmore Emerging Markets Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (load-waived)
Account Value	$ 16,459						13,072	11,541	18,924	14,455				12,333	10,137	11,809			8,689	7,532	9,477
Ashmore Emerging Markets Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity Fund (Class C/EMECX) (load-waived)
Account Value	$ 16,342.19833						12,978.79212	11,459.04741	18,927.90974	14,545.34271				12,490.91078	10,332.86197	12,144.53971			9,002.053467	7,861.6642	10,000
Ashmore Emerging Markets Equity Fund - EMFIX
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)
Account Value	$ 1,782,012.08						1,412,143.764	1,242,515.03	2,032,002.392	1,548,313.195				1,318,709.738	1,080,481.104	1,256,510.332			922,478.48	796,625.388	999,999.888
Ashmore Emerging Markets Equity ESG Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (load-waived)
Account Value	$ 12,234						9,702	8,495	14,220	11,422			$ 9,479
Ashmore Emerging Markets Equity ESG Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (load-waived)
Account Value	$ 12,500.05476						9,974.0758	8,801.39304	14,857.01007	12,000			10,000
Ashmore Emerging Markets Equity ESG Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)
Account Value	$ 1,305,998.848						1,032,091.313	901,778.175	1,505,400.864	1,206,041.004			1,000,000
Ashmore Emerging Markets Low Duration Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Low Duration Fund (Class A/ESDAX) (load-waived)
Account Value	$ 10,230						9,456	8,874	10,113	10,094		$ 9,775
Ashmore Emerging Markets Low Duration Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Low Duration Fund (Class C/ESDCX) (load-waived)
Account Value	$ 10,124.69627						9,419.86725	8,916.31936	10,240.951	10,299.87968		10,000
Ashmore Emerging Markets Low Duration Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Low Duration Fund (Institutional Class/ESDIX)
Account Value	$ 1,055,897.962						974,179.697	911,763.84	1,038,187.5	1,033,904.214		1,000,000
Ashmore Emerging Markets Debt Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (load-waived)
Account Value	$ 9,668						7,999	7,750	9,842	9,480	$ 9,597
Ashmore Emerging Markets Debt Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (load-waived)
Account Value	$ 9,777.22343						8,150.45344	7,951.09904	10,173.3489	9,871.6503	10,000
Ashmore Emerging Markets Debt Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)
Account Value	$ 1,015,549.178						838,642.35	811,705.386	1,027,836.81	988,041.68	1,000,000
Ashmore Emerging Markets Equity ex China Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (load-waived)
Account Value	$ 9,422	$ 9,716	$ 9,829	$ 9,469	$ 9,716	$ 9,479
Ashmore Emerging Markets Equity ex China Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (load-waived)
Account Value	$ 9,913	10,234	10,360	9,980	10,250	10,000
Ashmore Emerging Markets Equity ex China Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)
Account Value	$ 995,329	1,026,400	1,038,000	1,000,000	1,025,000	1,000,000
MSCI Emerging Markets Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net
Account Value	$ 15,044.42677						12,005.27068	10,835.14333	15,709.10526	13,431.13868			$ 10,000	12,407.34332	11,092.2466	12,679.2037		$ 10,000
JP Morgan Emerging Market Bond Index Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Emerging Market Bond Index Global Diversified
Account Value	$ 13,339.8549						11,289.4858	10,418.48829	13,742.38797	13,161.41493	$ 10,000	10,000		13,033.59967	11,398.24249	11,921.35156	10,000		11,213.1188	10,038.52243	10,000
MSCI Emerging Markets Net ex China [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net ex China
Account Value	$ 10,320.88247	$ 10,737.36131	$ 10,604.10901	$ 10,415.17216	$ 10,328.4223	$ 10,000
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified
Account Value	$ 11,710.12485						10,380.64392	9,431.942422	11,895.36784	11,512.82494				11,611.71933	10,316.26089	10,810.29413			10,208.11736	9,311.820849	10,000
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes
Account Value	$ 9,928.666977						9,141.441385	8,053.800642	10,101.89132	10,017.61417				10,414.704	9,009.992428	9,644.588216			9,169.425828	8,257.552728	10,000
JP Morgan Global Bond Index - Emerging Markets Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Global Bond Index - Emerging Markets Global Diversified
Account Value	$ 9,942.012427						9,141.443804	8,053.802879	10,101.89389	10,017.61666				10,414.70642	9,009.994474	9,644.590651			9,169.427911	8,257.554717	10,000
JP Morgan CEMBI Broad Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan CEMBI Broad Diversified
Account Value	$ 14,532.40022						12,647.52262	11,584.39563	14,137.03499	13,428.6988				12,882.82468	11,482.26617	11,699.41792			11,018.17747	10,093.12914	10,000
JP Morgan CEMBI Broad Diversified 1-3 Year [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan CEMBI Broad Diversified 1-3 Year
Account Value	$ 14,024.361						12,607.40682	11,603.87945	13,120.2259	12,470.26996				12,110.62675	11,310.1279	11,162.79743	$ 10,000		10,829.36137	10,257.93259	10,000
MSCI Emerging Markets Small Cap Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Net
Account Value	$ 17,252.65413						13,918.53457	11,875.72266	15,507.86762	10,747.78915				10,499.5277	10,698.14009	11,559.79312			9,576.068464	9,139.056626	10,000
MSCI Frontier Markets + Select EM Countries Capped Index Net TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets + Select EM Countries Capped Index Net TR
Account Value	$ 11,895.2939						9,883.799721	10,144.07024	12,209.09667	9,212.201444				$ 9,889.183999	$ 8,938.456374	$ 10,165.07195			$ 7,971.790103	$ 8,222.304894	$ 10,000
JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan CEMBI Broad Diversified Investment Grade 1-3 Year
Account Value	$ 10,498.15239						$ 9,746.856689	$ 9,264.878934	$ 10,392.7834	$ 10,194.00828		$ 10,000